RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

9. RELATED PARTY TRANSACTIONS

	For the period ended March 31, 2022	For the period ended March 31, 2021	For the year ended December 31, 2021	For the year ended December 31, 2020
Amount Owing by Related Party
- Operating expenses	$-	$-	$1,300	$19,915

Amount Owing to Related Party
- Operating expenses	$-	$-	$20,563	$20,363

9. RELATED PARTY TRANSACTIONS

	As of December 31, 2021	As of December 31, 2020
Amount Owing by Related Party
- Operating expenses	$1,300	$19,915

Amount Owing to Related Party
- Operating expenses	$20,563	$20,363